CERTAINTY

1-9021

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05000677

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

JAN 1 0 2005

January 18, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Ms. Stroud:

This is to certify that the American Stock Exchange (the "Exchange") received from Wachovia Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Leveraged Upside Indexed Accelerated Return Securities
LUNARS
Linked to the S&P 500 Composite Stock Price Index
Due August 3, 2006

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8-A will be immediately effective upon receipt of this letter.

Sincerely,

Richard A. Mikaliunas

PROCESSED
JAN 1 9 2005
THOMSON
FINANCIAL

774203